Subsequent Events (Details Narrative) - $ / shares	1 Months Ended		12 Months Ended
	Mar. 20, 2024	Dec. 21, 2023	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events
Dividends declared per common share	$ 0.23	$ 0.23	$ 0.92	$ 0.92